PACIFICA FUNDS TRUST
NOTICE TO SHAREHOLDERS
Shares of Pacifica Prime Money Market and Pacifica Treasury Money Market
Funds:
    * are not insured by the FDIC or guaranteed by any other governmental agency;
    * are not bank deposits or obligations of or guaranteed by First Interstate Bank of California, its parent company or its affiliates; and
    * are subject to investment risks, including possible loss of principal. There can be no assurance that the Pacifica Prime Money Market Fund or
Pacifica Treasury Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.


PACIFICA FUNDS TRUST
LETTER TO SHAREHOLDERS
Dear Shareholder:
    The 12-month period ended September 30, 1995 saw short-term interest rates generally rise through February. During the period, the Federal Reserve Board raised the key Federal Funds rate from 4.75% to 5.50% on November 15, and again from 5.50% to 6.00% on February 1. The Fed then kept rates steady until July 6, at which time they lowered the Fed Funds rate by 25 basis points to 5.75%. This change in policy resulted in sharply lower short rates as the market began to price in potential further Fed easing.
    As stated in previous reports, we believe the market has overly anticipated further Fed easing. This is reflected in negative spreads between money market instruments and the Fed Funds rate. Further supporting our view is the fact the Fed has left rates unchanged at their last two Federal Open Market Committee meetings in August and September.
    As long as the economy continues to show moderate growth and stable inflation, we see no reason for the Fed to change policy.
    In terms of portfolio strategy, with the Fed Funds rate currently higher than most money market rates, the Funds are maintaining below-average maturities until we start to see money market spreads return to what we believe are normal levels, given the current interest rate environment. At present, this strategy can enable the Funds to seek higher yields than from investments in securities with longer maturities.
    For the fiscal year ended September 30, 1995, the Funds posted favorable returns. The Pacifica Prime Money Market Fund-Service shares for the 12 months ended September 30, 1995, had a yield of 5.46% and an effective yield of 5.60% after compounding.* For the Fund's Institutional shares, the annualized yield was 5.67% and the annualized effective yield was 5.82% after compounding since inception on 8/11/95.*
    The Pacifica Treasury Money Market Fund-Service shares had a yield for the 12-month period ended September 30, 1995, of 5.29% and an effective yield of 5.42% after compounding.* For the Fund's Institutional shares, the annualized yield was 5.52% and the annualized effective yield was 5.66% after compounding since inception on 8/11/95.*
                              Sincerely,
                          [Michael J. Neitzke signature logo]
                              Michael J. Neitzke
                              Portfolio Manager
                              First Insterstate Capital Management
October 17, 1995
Los Angeles, CA
*Effective and annualized effective yield is based upon dividends declared daily and reinvested monthly.



PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                               SEPTEMBER 30, 1995
                                                                                                   PRINCIPAL
BANKER'S ACCEPTANCES-5.4%                                                                            AMOUNT             VALUE
                                                                                                    ________          ________
Huntington National Bank
    5.78%, 11/2/95.............                                                                    $ 10,000,000     $ 9,999,560
Mellon Bank NA
    5.85%, 2/7/96...........................................................                         25,000,000      24,991,424
                                                                                                                    ___________
TOTAL BANKER'S ACCEPTANCES (cost $34,990,984)..................                                                     $34,990,984
                                                                                                                    ===========
COMMERCIAL PAPER-57.8%
Associates Corp. of North America
    5.75%, 10/26/95....................................                                            $ 30,000,000     $29,881,250
Budget Funding Corp.
    5.78%, 10/13/95.........................................................                         20,000,000    19,961,867
Ciesco L.P.
    6.40%, 10/23/95.........................................................                         10,000,000     9,962,294
    6.45%, 11/27/95.........................................................                         10,000,000     9,902,308
Corestates Capital Corp.
    5.77%, 12/20/95.........................................................                         15,000,000    14,811,000
Corporate Asset Funding Co. Inc.
    5.78%, 10/30/95.........................................................                         25,000,000    24,884,201
Deere (John) Capital Corp.
    5.77%, 2/2/96...........................................................                         25,000,000    24,517,778
Dynamic Funding (Series A)
    5.88%, 10/31/95.........................................................                         17,547,000    17,462,107
    5.88%, 11/30/95.........................................................                         7,948,000      7,871,567
Ford Motor Credit Co.
    5.77%, 10/3/95..........................................................                         30,000,000    29,990,450
General Electric Capital Corp.
    5.76%, 12/4/95..........................................................                         20,000,000    19,798,045
General Electric Capital Services Inc.
    5.82%, 1/17/96..........................................................                         15,000,000    14,744,400
Matterhorn Capital Corp.
    5.79%, 11/7/95 (a)......................................................                         25,000,000    24,852,257
Penney (J.C.) Funding Corp.
    5.76%, 10/6/95..........................................................                         15,000,000    14,988,125
PHH Corp.
    5.77%, 10/6/95..........................................................                         25,000,000    24,980,104
Phillip Morris Companies Inc.
    5.76%, 10/20/95.........................................................                         25,000,000    24,924,660
US Bancorp
    5.76%, 11/14/95.........................................................                         12,500,000    12,412,611

PACIFICA PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   SEPTEMBER 30, 1995
                                                                                                    PRINCIPAL
COMMERCIAL PAPER (CONTINUED)                                                                         AMOUNT           VALUE
                                                                                                    ________         ________
USL Captal Corp.
    5.75%, 11/2/95..........................................................                         $20,000,000    $19,898,311
    5.77%, 11/10/95.........................................................                         7,000,000        6,955,433
Weyerhauser Mortgage Co.
    5.77%, 10/6/95..........................................................                         20,000,000     19,984,083
                                                                                                                    _________
TOTAL COMMERCIAL PAPER (cost $372,782,851)..................................                                       $372,782,851
                                                                                                                    ===========
BANK NOTES-3.1%
Comerica Bank, Detroit
    6.15%, 6/13/96 (b)
    (cost $20,000,000)......................................................                      $ 20,000,000      $20,000,000
                                                                                                                    ===========
CORPORATE NOTES-6.2%
Bear Stearns Companies Inc.
    5.91%, 10/30/95 (b).....................................................                       $20,000,000      $20,000,000
Merrill Lynch & Co. Inc.
    6.05%, 5/1/96 (b).......................................................                       20,000,000       20,000,000
                                                                                                                    _________
TOTAL CORPORATE NOTES (cost $40,000,000)....................................                                         $40,000,000
                                                                                                                    ===========
MASTER DEMAND NOTES-7.8%
Goldman Sachs Group L.P.
    5.87%, 10/27/95 (b).....................................................                        $25,000,000      $25,000,000
Morgan (J.P.) & Co.
    6.50%, 1/3/96 (b).......................................................                         25,000,000      25,000,000
                                                                                                                     _________
TOTAL MASTER DEMAND NOTES (cost $50,000,000)................................                                         $50,000,000
                                                                                                                     ===========
REPURCHASE AGREEMENT-19.6%
Salomon Brothers Inc.
    6.45%, dated 9/29/95 due 10/2/95 in the amount of
    $126,111,511 (fully collateralized by $468,106,000
    U.S. Treasury Strips due from 2/15/96 to 8/15/2023,
    value $128,570,726)
    (cost $126,043,763)...........................                                              $126,043,763        $126,043,763
                                                                                                                     ===========
TOTAL INVESTMENTS (cost $643,817,598)...............................        99.9%                                   $643,817,598
                                                                           ======                                    ===========
CASH AND RECEIVABLES (NET)..........................................          .1%                                    $   785,790
                                                                           ======                                    ===========
NET ASSETS  ...................................................            100.0%                                  $ 644,603,388
                                                                           ======                                    ===========




See notes to financial statements.

PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                SEPTEMBER 30, 1995
                                                                     ANNUALIZED
                                                                      YIELD ON
                                                                       DATE OF              PRINCIPAL
U.S. TREASURY BILLS-41.6%                                              PURCHASE               AMOUNT             VALUE
                                                                        ______              ________            ________
    10/5/95....................................................          5.18%         $   160,000,000  $    159,908,089
    10/12/95...................................................          5.16              155,000,000       154,756,663
    10/19/95...................................................          6.14               20,000,000        19,940,750
    11/24/95...................................................          5.47               25,000,000        24,799,563
    5/2/96.....................................................          5.75               40,000,000        38,686,278
    5/30/96....................................................          5.74               35,000,000        33,708,325
                                                                                                             ___________
TOTAL U.S. TREASURY BILLS (cost $431,799,668)..................                                             $431,799,668
                                                                                                            ============
U.S. TREASURY NOTES-13.1%
    3.88%, 10/31/95............................................          5.32%              $30,000,000      $29,959,821
    7.88%, 2/15/96.............................................          5.56                65,000,000       65,503,078
    8.88%, 2/15/96.............................................          5.56                20,000,000       20,224,607
    7.38%, 5/15/96.............................................          5.53                20,000,000       20,190,354
                                                                                                               ___________
TOTAL U.S. TREASURY NOTES (cost $135,877,860)..................                                               $135,877,860
                                                                                                              ============
REPURCHASE AGREEMENTS-45.2%
Goldman, Sachs & Co.
    dated 9/29/95, due 10/2/95 in the amount of
    $134,182,871 (fully collateralized by
    $9,872,000 U.S. Treasury Bonds, 9.875%-11.75%,
    due from 2/15/2010 to 11/15/2015, value
    $13,397,535 and by $122,702,000 U.S. Treasury
    Notes, 4.75%-9.875% due from 4/15/96 to
    2/15/2003, value $120,714,395).............................          6.40%         $   134,111,345         $ 134,111,345
HSBC Securities Inc.
    dated 9/29/95, due 10/2/95 in the amount of
    $160,086,000 (fully collateralized by
    $57,104,000 U.S. Treasury Bills, due from
    10/12/95 to 9/19/96, value $55,066,635, by
    $8,204,000 U.S. Treasury Bonds, 3.5%-15.75%,
    due from 11/15/1995 to 8/15/2005, value
    $10,697,802, and by $90,799,000 U.S. Treasury Notes
    5.5%-8.875%, due from 1/15/2000 to 8/15/2001
    value $97,438,386).........................................          6.45              160,000,000            160,000,000


PACIFICA TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                     SEPTEMBER 30, 1995
                                                                    ANNUALIZED
                                                                     YIELD ON
                                                                      DATE OF                PRINCIPAL
REPURCHASE AGREEMENTS (CONTINUED)                                    PURCHASE                 AMOUNT                VALUE
                                                                     _________               ________              ________
J.P. Morgan Securities
    dated 9/29/95, due 10/2/95 in the amount of
    $175,093,333 (fully collateralized by
    $169,692,000 U.S. Treasury Notes, 6.125%-8.5%,
    due from 6/30/99 to 11/15/2000, value
    $178,504,456)..............................................             6.40%         $175,000,000        $175,000,000
                                                                                                               ___________
TOTAL REPURCHASE AGREEMENTS (cost $469,111,345)................                                                $469,111,345
                                                                                                              ============
TOTAL INVESTMENTS (cost $1,036,788,873)............                99.9%                                     $1,036,788,873
                                                                 =======                                      ============
CASH AND RECEIVABLES (NET).........................                  .1%                                       $  1,361,193
                                                                 =======                                      ============
NET ASSETS.........................................              100.0%                                      $1,038,150,066
                                                                 =======                                      ============
NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Backed by irrevocable letter of credit.
    (b)  Variable interest rate subject to periodic change.















See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES                                                                SEPTEMBER 30, 1995
                                                                                           PACIFICA PRIME     PACIFICA TREASURY
                                                                                           MONEY MARKET       MONEY MARKET
                                                                                           FUND               FUND
                                                                                          ________            _________
ASSETS:
    Investments in securities, at value
      (including repurchase agreements of $126,043,763 and $469,111,345 for the Prime Money Market Fund and Treasury Money Market Fund,
      respectively)-Note 2(a,b).......................................                   $643,817,598         $1,036,788,873
    Cash..............................................................                      2,930,853              4,344,679
    Interest receivable...............................................                        846,534               2,101,731
    Prepaid expenses..................................................                         58,688                 154,046
                                                                                         _____________-        _____________-
                                                                                            647,653,673        1,043,389,329
                                                                                         _____________-        _____________-
LIABILITIES:
    Due to First Interstate Capital Management, Inc...................                     $ 154,346               $ 276,255
    Due to The Dreyfus Corporation....................................                        50,203                  85,539
    Dividends payable.................................................                     2,745,983               4,552,495
    Accrued expenses..................................................                        99,753                 324,974
                                                                                         _____________-        _____________-
                                                                                            3,050,285               5,239,263
                                                                                         _____________-        _____________-
NET ASSETS  ...............................................                              $644,603,388          $1,038,150,066
                                                                                        =============          ==============
REPRESENTED BY:
    Paid-in capital...................................................                   $644,706,476         $1,038,150,066
    Accumulated undistributed net realized (loss) on investments......                    (103,088)                 _-
                                                                                         _____________-        _____________-
NET ASSETS, at value..................................................                  $644,603,388         $1,038,150,066
                                                                                        =============          ==============
Shares of Beneficial Interest outstanding-Note 4:
    Service Shares
      (unlimited number of $.001 par value shares authorized).........                  614,100,571            1,001,707,107
                                                                                        =============          ==============
    Institutional Shares
      (unlimited number of $.001 par value shares authorized).........                    30,605,905               36,442,959
                                                                                        =============          ==============
NET ASSET VALUE per share:
    Prime Money Market Fund:
      Service shares ($613,997,483 / 614,100,571 shares)..............                            $1.00
                                                                                                  ======
      Institutional shares ($30,605,905 / 30,605,905 shares)..........                            $1.00
                                                                                                  ======
    Treasury Money Market Fund:
      Service shares ($1,001,707,107 / 1,001,707,107 shares)..........                                               $1.00
                                                                                                                     ======
      Institutional shares ($36,442,959 / 36,442,959 shares)..........                                               $1.00
                                                                                                                     ======




See notes to financial statements.

PACIFICA FUNDS TRUST
STATEMENT OF OPERATIONS                                                                          YEAR ENDED SEPTEMBER 30, 1995
                                                                                              PACIFICA PRIME    PACIFICA TREASURY
                                                                                              MONEY MARKET       MONEY MARKET
                                                                                              FUND               FUND
                                                                                             ____________        ______________
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                     $33,982,412      $52,925,189
                                                                                                __________       __________
    EXPENSES-NOTE 2(C):
      Investment advisory and management fee-Note 3(a)......................                      $1,694,406      $2,545,887
      Shareholder servicing costs-Note 3(b).................................                      1,444,406        2,304,715
      Administration fee-Note 3(a)..........................................                      577,763          921,886
      Custodian fees-Note 3(c)..............................................                      67,459           108,325
      Professional fees.....................................................                      56,616           86,005
      Prospectus and shareholders' reports..................................                      12,510           13,536
      Trustees' fees and expenses-Note 3(d).................................                      9,492            8,612
      Registration fees.....................................................                      8,956            55,297
      Miscellaneous.........................................................                      28,517           81,882
                                                                                                __________       __________
                                                                                                  3,900,125        6,126,145
      Less-reduction in investment advisory and management
          fee and shareholder servicing costs due to
          undertakings-Note 3(a,b)..........................................                      1,545,737        2,228,713
                                                                                                __________       __________
            TOTAL EXPENSES..................................................                      2,354,388        3,897,432
                                                                                                __________       __________
INVESTMENT INCOME-NET, representing net increase in net
    assets resulting from operations........................................                      $31,628,024    $49,027,757
                                                                                                  ===========    ===========











See notes to financial statements.





PACIFICA FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS
                                         PACIFICA PRIME MONEY MARKET FUND                   PACIFICA TREASURY MONEY MARKET FUND
                                    _____________________________________________  ____________________________________________
                                    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                     MARCH 31,     SEPTEMBER 30,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,      SEPTEMBER 30,
                                        1994           1994*           1995           1994             1994*            1995
                                      _______      _____________     ________       _______          _________         _______
OPERATIONS:
    Investment income-net...        $18,196,599    $10,119,420      $ 31,628,024   $19,111,559     $12,935,211      $ 49,027,757
    Net realized gain
      on investments..                    9,560          -                -           -                -                  _
                                      _______      _____________     ________       _______          _________         _______
      Net Increase In Net Assets
          Resulting From Operation   18,206,159      10,119,420      31,628,024     19,111,559     12,935,211         49,027,757
                                      _______      _____________     ________       _______          _________         _______
DIVIDENDS TO
    SHAREHOLDERS FROM:
    Investment income-net:
      Service shares......          (18,196,599)   (10,119,420)    (31,328,215)   (19,111,559)      (12,935,211)    (48,762,724)
      Institutional shares...             _              _            (299,809)         _                 -            (265,033)
    Net realized gain
      on investments:
      Service shares............         _              _                 _          (30,993)            _                 -
      Institutional shares......         _              _                 -              -              -                  -
                                      _______      _____________     ________       _______          _________         _______
          TOTAL DIVIDENDS.......   (18,196,599)    (10,119,420)     (31,628,024)   (19,142,552)     (12,935,211)    (49,027,757)
                                      _______      _____________     ________       _______          _________         _______
CAPITAL SHARE TRANSACTIONS
    (NET)-Note 4.......             59,110,337      37,705,886       79,298,223     40,743,629      35,680,545       347,519,721
                                      _______      _____________     ________       _______          _________         _______
          TOTAL INCREASE IN
            NET ASSETS....          59,119,897      37,705,886       79,298,223     40,712,636      35,680,545       347,519,721
NET ASSETS:
    Beginning of period....         468,479,382     527,599,279      565,305,165    614,237,164   654,949,800        690,630,345
                                      _______      _____________     ________       _______          _________         _______
    End of period...........        $527,599,279   $565,305,165   $ 644,603,388    $654,949,800    $690,630,345    $1,038,150,066
                                    ============   ============     ===========    ============    ============    ==============
    *The Funds changed their fiscal year ends from March 31 to September 30.










PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
NOTE 1-GENERAL:
    Pacifica Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company and operates as a series company offering multiple investment portfolios, including Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (the "Funds"). The Trust accounts separately for the assets, liabilities and operations of each investment portfolio. First Interstate Capital Management, Inc. ("FICM" or "Advisor"), an indirect wholly-owned subsidiary of First Interstate Bancorp, serves as the Funds' Investment Adviser. The Dreyfus Corporation ("Dreyfus") serves as the Funds' Administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A. First Interstate Bank of California ("FICAL"), a wholly-owned banking subsidiary of First Interstate Bancorp, serves as the Funds' Custodian. Furman Selz Incorporated ("Furman Selz") serves as the Funds' Transfer Agent and Dividend Disbursing Agent. Premier Mutual Fund Services, Inc., until September 30, 1995, acted as the distributor of the Funds' shares, which are sold to the public without a sales charge. Effective October 1, 1995 Pacifica Funds Distributor Inc. (the "Distributor") was engaged as the Funds' distributor.
    The Funds were formerly separate investment portfolios of Pacific American Fund. Effective October 1, 1994, Pacific American Fund was reorganized into Pacifica Funds Trust. In connection therewith, the Funds have changed their fiscal year ends from March 31 to September 30.
    In July 1995, Pacific American Money Market Portfolio and Pacific American U.S. Treasury Portfolio were renamed Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively.
    Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
    On May 12, 1995, the Funds' Board of Trustees approved the issuance of multiple classes of shares of each Fund. Effective August 11, 1995, existing shares of the Funds were classified as Service shares and the Funds began offering both Service and Institutional shares to investors. Effective October 1, 1995 the Funds began offering Investor shares to investors.
    Effective October 1, 1995, the Pacifica Prime Money Market Fund acquired all of the assets and assumed all of the liabilities of the Westcore Cash Reserve Fund and the Westcore Money Market "A" Fund. In addition, effective October 1, 1995, the Pacifica Treasury Money Market Fund acquired all of the assets and all of the liabilities of the Westcore Treasury Money Market Fund and the Westcore Government Money Market Fund. These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.
NOTE 2-SIGNIFICANT ACCOUNTING POLICIES:
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Funds' Adviser, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and sub-custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the
PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED) value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional
collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    The Prime Money Market Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loaned plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.
    (C) EXPENSES: Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to more than one investment portfolio of the Trust are allocated between them, based on net assets.
    (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Trust, with respect to both Funds, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized gain, if any, with respect to both Funds, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized gain of either Fund can be reduced by a capital loss carryover of that Fund, such gain will not be distributed.
    (E) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Pacifica Prime Money Market Fund has an unused capital loss carryover of approximately $103,100 available for Federal income tax purposes to be applied against future profits from sales of securities, if any, realized subsequent to September 30, 1995. If not applied, $46,700 expires on September 30, 1999 and $56,400 expires on September 30, 2000.
    At September 30, 1995, the cost of investments of each Fund for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 3-INVESTMENT ADVISORY AND MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Effective October 1, 1994, fees payable by the Funds pursuant to the provisions of a new Investment Advisory and Management Agreement with FICM are payable monthly, at an annual rate of .30 of 1% of the first $500 million of each Fund's average daily net assets, .25 of 1% of the next $500 million of each Fund's net assets, and .20 of 1% of each Fund's net assets in excess of $1 billion. Fees payable by the Funds pursuant to the provisions of an Administration Agreement with Dreyfus are payable monthly based on an annual rate of .10 of 1% of the average daily value of each Fund's net assets. The Investment Advisory and Management Agreement and the Administration Agreement further provide that FICM and Dreyfus will make certain reimbursements to the Funds if, in any fiscal year, the

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

aggregate expenses of each Fund (as determined in accordance with the Agreements and applicable state securities regulations) exceed the expense limitations of any state having jurisdiction over the Funds. California "blue sky" regulations, the most stringent state expense limitation applicable to the Funds, presently require reimbursement of expenses in any fiscal year that such expenses exceed 2 1/2% of the first $30 million, 2% of the next $70 million and 1 1/2% of the excess over $100 million of the average value of either Funds' net assets.
    For the year ended September 30, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Prime Money Market Fund in excess of .12 of 1% of the average daily value of the Fund's net assets. From October 1, 1994 through August 10, 1995, FICM voluntarily agreed to waive receipt of the advisory and management fees payable to it by the Pacifica Treasury Money Market Fund in excess of .13 of 1% of the average daily value of the Fund's net assets and thereafter has undertaken through September 30, 1995 to waive receipt of the advisory and management fee in excess of .12 of 1% of the average daily value of the Fund's net assets. The advisory and management fees paid by each Fund to FICM for the year ended September 30, 1995 amounted to $693,315 for the Pacifica Prime Money Market Fund and $1,160,424 for the Pacifica Treasury Money Market Fund after total reductions in the advisory and management fee of $1,001,091 and $1,385,463 for each Fund, respectively.
    (B) The Trust has entered into service agreements with certain institutions ("service organizations") that may be affiliated with FICM. The service organizations render shareholder accounting and support services to their customers who are the beneficial owners of shares of the Trust. The Funds pay the service organizations fees at an annual rate of up to .25 of 1% of the average daily net asset value of the Service and Institutional shares held by the service organizations for the benefit of their customers. Agreements between the Funds and service organizations are terminable at any time by the Funds without penalty. From October 1, 1994 through August 10, 1995, the service organizations voluntarily agreed to reduce the fees payable to them by each Fund by .10 of 1% of the average daily value of the respective Fund's net assets. From August 11, 1995 through September 30,
1995, the service organizations voluntarily agreed to reduce the fees payable to them by the Pacifica Prime Money Market and Pacifica Treasury Money Market Funds by .05 of 1% and .04 of 1% of the average daily value of the respective Fund's net assets for the Service shares. Additionally, From August 11, 1995 through September 30, 1995, there were no fees charged by service organization s on Institutional shares. For the year ended September 30, 1995, the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund made payments to service organizations, totalling $899,761 and $1,461,465 (which include payments to affiliates of $894,783 and $1,461,465), respectively, net of amounts voluntarily waived, which were $544,645 and $843,250, respectively.
    (C) During the year ended September 30, 1995, FICAL, a wholly-owned banking subsidiary of First Interstate Bancorp, served as the Custodian and Transfer Agent of the Funds. For such period, custodian fees amounted to $67,459 and $108,325 for the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, respectively. No fees were paid to FICAL as Transfer Agent, although it did receive payments as a service organization as described in Note 3(b) above. Effective October 1, 1995, Furman Selz became the Fund's Transfer Agent.
    (D) For the year ended September 30, 1995, each trustee received from the Trust $5,000 per annum plus $1,000 per regular meeting attended, $500 per committee meeting attended, and reimbursement for travel and out-of-pocket expenses.

PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 4-SHARES OF BENEFICIAL INTEREST:
    At September 30, 1995, there were an unlimited number of Service and Institutional shares of Beneficial Interest authorized for each portfolio.
    Transactions in the Fund's Service and Institutional shares of each portfolio were all at $1.00 per share and are summarized as follows (000's omitted):


                                          PACIFICA PRIME MONEY MARKET FUND                PACIFICA TREASURY MONEY MARKET FUND
                                  ____________________________________________       ___________________________________________

                                 YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED      YEAR ENDED     SIX MONTHS ENDED   YEAR ENDED
                                  MARCH 31,        SEPTEMBER 30,   SEPTEMBER 30,     MARCH 31,       SEPTEMBER 30,  SEPTEMBER 30,
                                    1994             1994*             1995            1994             1994*            1995
                                  _______          _________         _______         _________        ________          ________
    Shares sold:
      Service shares...........  $9,426,994        $3,580,239      $8,252,511       $9,765,954        $5,705,462     $20,388,948
      Institutional shares.....      __                __             104,661           __               __              120,817
    Shares redeemed:
      Service shares........... (9,367,884)       (3,542,533)      (8,203,819)      (9,725,210)      (5,669,781)     (20,077,871)
      Institutional shares.....      __              __               (74,055)          __               __              (84,374)
                                  _______          _________         _______         _________        ________          ________
    Net increase...............    $59,110          $ 37,706           $79,298       $40,744          $35,681          $ 347,520
                                  =========         =========        =========       ========        =========       ============
    *The Funds changed their fiscal year ends from March 31 to September 30.


NOTE 5-FINANCIAL HIGHLIGHTS:
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                           PACIFICA PRIME MONEY MARKET FUND
                                 _______________________________________________________________________________________________
                                                              SERVICE SHARES                                 INSTITUTIONAL SHARES
                                 __________________________________________________________________________     ________________
                                                                         SIX MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                           YEAR ENDED MARCH 31,            SEPTEMBER 30,      SEPTEMBER 30,       SEPTEMBER 30,
                                 _____________________________________
PER SHARE DATA:                   1991      1992       1993       1994         1994(1)             1995              1995(2)
                                  ____      ____       ____       ____         _____               ____              ______
    Net asset value,
      beginning of period      $1.0000   $1.0000    $.9997      $.9998        $.9998             $.9998              $1.0000
                                  ____      ____       ____       ____         _____               ____              ______
    INVESTMENT OPERATIONS:
    Investment income-net       .0745     .0510      .0327       .0296        .0185               .0546                .0079
    Net realized gain (loss)
      on investments....           -     (.0003)     .0001         -            -                   -                    -
                                  ____      ____       ____       ____         _____               ____              ______
      TOTAL FROM INVESTMENT
          OPERATIONS....        .0745     .0507      .0328       .0296        .0185               .0546                .0079
                                  ____      ____       ____       ____         _____               ____              ______
    DISTRIBUTIONS:
    Dividends from investment
      income-net........        (.0745)  (.0510)    (.0327)    (.0296)       (.0185)              (.0546)            (.0079)
                                  ____      ____       ____       ____         _____               ____              ______
    Net asset value,
      end of period.....       $1.0000     $.9997     $.9998    $.9998      $.9998              $.9998                $1.0000
                                  ====      ====       ====       ====         =====               ====              ======
TOTAL INVESTMENT
      RETURN............         7.72%      5.22%      3.32%     3.00%       3.71%(3)            5.60%               5.68%(3)
RATIOS/SUPPLEMENTAL
    DATA:
    Ratio of expenses to
      average net assets          .47%      .43%        .41%      .41%        .41%(3)             .41%                .26%(3)
    Ratio of net investment
      income to average
      net assets........          7.38%    5.09%       3.27%      2.96%       3.67%(3)            5.47%               5.67%(3)
    Decrease reflected in above
      expense ratios due to
      voluntary reductions         .47%     .48%        .48%       .48%       .48%(3)             .27%                .43%(3)
    Net Assets, end of period
      (000's Omitted)...       $543,834   $528,397   $468,479   $527,599      $565,305          $614,101              $30,606
    (1)    The Fund changed its fiscal year end from March 31 to September 30.
    (2)  From August 11, 1995 (commencement of initial offering) to September 30, 1995.
    (3)  Annualized.



PACIFICA FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5-FINANCIAL HIGHLIGHTS (CONTINUED):
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                           PACIFICA TREASURY MONEY MARKET FUND
                                 _______________________________________________________________________________________________
                                                              SERVICE SHARES                                INSTITUTIONAL SHARES
                                 __________________________________________________________________________     ________________
                                                                         SIX MONTHS ENDED       YEAR ENDED         YEAR ENDED
                                           YEAR ENDED MARCH 31,            SEPTEMBER 30,      SEPTEMBER 30,       SEPTEMBER 30,
                                 _____________________________________
PER SHARE DATA:                   1991      1992       1993       1994         1994(1)             1995              1995(2)
                                  ____      ____       ____       ____         _____               ____              ______
    Net asset value,
      beginning of period       $1.0000    $1.0001    $.9999    $1.0001      $1.0000             $1.0000             $1.0000
                                  ____      ____       ____       ____         _____               ____              ______
    INVESTMENT OPERATIONS:
    Investment income-net        .0716     .0489       .0309     .0277       .0186                .0529               .0077
    Net realized gain
      on investments....        .0003       .0002     .0002        -             -                   -                  -
                                  ____      ____       ____       ____         _____               ____              ______
      TOTAL FROM INVESTMENT
          OPERATIONS....        .0719       .0491     .0311      .0277        .0186               .0529               .0077
    DISTRIBUTIONS:
    Dividends from investment
      income-net........         (.0716)   (.0489)    (.0309)   (.0277)       (.0186)             (.0529)             (.0077)
                                  ____      ____       ____       ____         _____               ____              ______
    Dividends from net realized
      gain on investments        (.0002)   (.0004)      -       (.0001)           -                  -                    _
                                  ____      ____       ____       ____         _____               ____              ______
      TOTAL DISTRIBUTIONS        (.0718)   (.0493)    (.0309)    (.0278)      (.0186)             (.0529)            (.0077)
                                  ____      ____       ____       ____         _____               ____              ______
    Net asset value,
      end of period.....        $1.0001    $.9999     $1.0001   $1.0000      $1.0000             $1.0000              $1.0000
                                 =======   =======    ======    =======      =========           ========             =======
TOTAL INVESTMENT
    RETURN..............          7.42%      5.03%    3.13%      2.81%         3.75%(3)           5.42%              5.51%(3)
RATIOS/SUPPLEMENTAL
    DATA:
    Ratio of expenses to
      average net assets           .48%      .45%      .43%      .43%          .43%(3)            .42%               .26%(3)
    Ratio of net investment
      income to average
      net assets........          7.10%      4.73%    3.04%      2.77%         3.72%(3)           5.32%              5.42%(3)
    Decrease reflected in above
      expense ratios due to
      voluntary reductions       .46%        .48%      .48%       .47%         .47%(3)            .24%                .43%(3)
    Net Assets, end of period
      (000's Omitted)...       $118,623   $118,623   $614,237   $654,950       $690,630          $1,001,707            $36,443
(1)    The Fund changed its fiscal year end from March 31 to September 30.
(2)    From August 11, 1995 (commencement of initial offering) to September 30, 1995.
(3)    Annualized.



PACIFICA FUNDS TRUST
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
PACIFICA FUNDS TRUST
    We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund (two of the portfolios comprising Pacifica Funds Trust), as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year ended September 30, 1995 and the six months ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended March 31, 1994 and the financial highlights for each of the four years in the period ended March 31, 1994 were audited by other auditors whose report dated May 4, 1994 expressed an unqualified opinion on that statement and those financial highlights.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the Custodian as of September 30, 1995, and confirmation of securities not held by the Custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund, at September 30, 1995, and the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the year then ended and for the six months ended September 30, 1994, in conformity with generally accepted accounting principles.
                              [Ernst & Young signature logo]


New York, New York
November 15, 1995


PACIFICA FUNDS TRUST
PACIFICA TREASURY MONEY MARKET FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
For State individual income tax purposes, the Fund hereby designates 38.32% of the ordinary income dividends paid during its fiscal year ended September 30, 1995 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

[Dreyfus lion "d" logo]
PACIFICA
FUNDS TRUST


PACIFICA FUNDS TRUST
237 Park Avenue
New York, NY 10017
INVESTMENT ADVISER
First Interstate Capital Management, Inc.
7501 E. McCormick Parkway
Scottsdale, Arizona 85258
ADMINISTRATOR
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California 90017
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Furman Selz Incorporated
230 Park Avenue
New York, NY 10169


Further information is contained
in the Prospectus, which must
precede or accompany this report.
NOT FDIC INSURED

Printed in U.S.A.                        988/990SA959
[Dreyfus logo]


A FAMILY OF
MUTUAL FUNDS



Pacifica Prime Money
Market Fund

Pacifica
Treasury Money Market Fund



Annual Report
September 30, 1995